Property Plant and Equipment - Additional Information (Detail) € in Millions		12 Months Ended
	Aug. 31, 2016 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)	Dec. 31, 2009 CLP ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CLP ($)
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects		$ 320,298,296,000	$ 330,797,541,000
Investment on property plant and equipment, maintenance to plants			142,578,993,000							$ 91,638,411,000
Investment on property plant and equipment, network extensions and investments to optimize the operation			84,727,900,000							$ 92,392,704,000
Capitalized borrowing costs		9,321,354,000	6,435,646,000	$ 4,078,463,000
Employee expenses capitalized, included in Other work performed by the entity and capitalized in Comprehensive Income Statement		$ 17,610,861,000	16,710,963,000	14,388,987,000
Lease agreement period		20 years
Annual interest rate									6.50%	6.50%
Amount of short term and variable lease payments exempted		$ 3,824,195,000
Short term lease expense exempted		1,995,392,000
Variable lease expense exempted		1,828,803,000
Rental Expense		3,824,195,000	3,775,007,000	2,013,411,000
Contractual commitments for the acquisition of property, plants and equipment			269,176,169,000							$ 185,457,682,000
Property, plant and equipment pledged as security for liabilities			0							0
Impairment loss recognised	$ 32,834,160,000						$ 12,581,947,000
Write Off Of Intangible Assets Other Than Goodwill	$ 2,549,926,000
Percentage of impairment related cost	100.00%
Depreciation		224,704,567,000	202,952,301,000
Fixed assets written off		1,629,983,000
Retirement of property plant and equipment		1,880,608,000
Write-off Property, Plant and Equipment		3,510,591,000		25,105,911,000
Tarapaca Plant [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss recognised		197,188,542,000
Bocamina I [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss recognised		82,831,721,000
Bocamina II [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation		4,083,855,000
Neltume Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss recognised				21,975,641,000	$ 20,459,461,000
Choshuenco Projects [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss recognised				$ 3,130,270,000	3,748,124,000
NCRE Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss recognised					$ 6,577,946,000
Percentage of impairment related cost					100.00%
Enel Generacion Chile [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Write Off Of Property Plant And Equipment					$ 1,096,137,000
Percentage of impairment related cost					100.00%
Provision recognized					$ 2,244,900,000
Enel Generacion Chile [Member] | Tames and Totoralillo [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss recognised						$ 2,706,830,000
Enel Generacion Chile [Member] | Waiwen wind project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss recognised						$ 2,522,445,000
Enel Green Power Chile Group | Geotermica del Norte SA [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects		33,134,694,000	2,360,416,000
Enel Green Power Chile Group | Enel Green Power Del Sur S P A [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects		$ 27,506,626,000	$ 2,227,380,000
Enel Generación Chile S.A. [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss recognised								$ 43,999,600,000
Generating Companies [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Insurance Policies Amount For All Risks									€ 1,000	844,140,650,000
Third Party Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount									500	422,070,325,000
Environmental Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount									€ 20	$ 16,882,813,000
Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate		7.71%	7.12%
Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate		8.00%	7.71%